Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Profit of consolidated and affiliated companies	$ 3,803	$ 5,722	$ 4,981
Other comprehensive income (loss), Net of Tax:
Foreign currency translation, net of tax (provision)/benefit of: 2013 - $57; 2012 - $9; 2011 - $3	(277)	60	(312)
Pension and other postretirement benefits:
Current year actuarial gain (loss), net of tax (provision)/benefit of: 2013 - ($1,232); 2012 - $372; 2011 - $1,276	2,277	(731)	(2,364)
Amortization of actuarial (gain) loss, net of tax (provision)/benefit of: 2013 - ($265); 2012 - ($243); 2011 - ($221)	516	458	412
Current year prior service credit (cost), net of tax (provision)/benefit of: 2013 - ($2); 2012 - ($12); 2011 - ($51)	3	23	95
Amortization of prior service (credit) cost, net of tax (provision)/benefit of: 2013 - $19; 2012 - $17; 2011 - $11	(35)	(31)	(21)
Amortization of transition (asset) obligation, net of tax (provision)/benefit of: 2013 - ($1); 2012 - ($1); 2011 - ($1)	1	1	1
Derivative financial instruments:
Gains (losses) deferred, net of tax (provision)/benefit of: 2013 - $2; 2012 - $29; 2011 - $12	(4)	(48)	(21)
(Gains) losses reclassified to earnings, net of tax (provision)/benefit of: 2013 - ($25); 2012 - ($10); 2011 - $21	41	16	(34)
Available-for-sale securities:
Gains (losses) deferred, net of tax (provision)/benefit of: 2013 - ($15); 2012 - ($13); 2011 - $2	29	26	(5)
(Gains) losses reclassified to earnings, net of tax (provision)/benefit of: 2013 - $6; 2012 - $1; 2011 - ($1)	(13)	(3)	1
Total other comprehensive income (loss), net of tax	2,538	(229)	(2,248)
Comprehensive income	6,341	5,493	2,733
Less: comprehensive income attributable to the noncontrolling interests	(17)	(24)	(82)
Comprehensive income attributable to stockholders	$ 6,324	$ 5,469	$ 2,651